CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total net revenues	$ 329,479,916	$ 199,015,036	$ 98,237,569
Total cost of revenue	(257,431,074)	(140,153,462)	(69,124,047)
Gross profit	72,048,842	58,861,574	29,113,522
Operating expenses:
Fulfillment expenses	(16,956,520)	(13,096,731)	(6,217,307)
Sales and marketing expenses	(40,205,943)	(27,461,813)	(15,528,891)
General and administrative expenses	(8,496,574)	(9,068,864)	(4,004,065)
Research and development expenses	(1,808,422)	(1,669,323)	(484,089)
Other operating income	34,761
Total operating expenses	(67,432,698)	(51,296,731)	(26,234,352)
Operating income	4,616,144	7,564,843	2,879,170
Finance expense, net	(2,513,847)	(925,543)	(144,811)
Foreign exchange loss, net	(392,955)	(306,730)	105,976
Other income, net	475,195	234,421	(36,121)
Income before income tax expenses	2,184,537	6,566,991	2,804,214
Income taxes expenses	(249,639)	(417,124)	(80,576)
Net income	1,934,898	6,149,867	2,723,638
Less: Net income/(loss) attributable to the non-controlling interest shareholders and redeemable non-controlling interest shareholders	(361,657)	25,877	(101,819)
Net income attributable to ECMOHO Limited	2,296,555	6,123,990	2,825,457
Less: Accretion on convertible redeemable preferred shares to redemption value	(1,022,461)	(3,038,407)	(3,972,281)
Less: Accretion to redemption value of redeemable non-controlling interests	(311,757)	(129,896)
Less: Extinguishment of convertible redeemable preferred shares		(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	962,337	(21,807,558)	(1,146,824)
Net income	1,934,898	6,149,867	2,723,638
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(887,407)	(681,407)	798,988
Less: Comprehensive income attributable to non-controlling interests	(404,798)	14,543	(94,976)
Comprehensive income attributable to ECMOHO Limited	$ 1,452,289	$ 5,453,917	$ 3,617,602
Net (loss)/earnings per share attributable to ECMOHO Limited’s ordinary shareholders
—basic	$ 0.01	$ (0.26)	$ (0.01)
—diluted	$ 0.01	$ (0.26)	$ (0.01)
Weighted average number of Ordinary Shares
—basic	98,104,216	84,970,000	81,162,400
—diluted	115,644,864	84,970,000	81,162,400
Product Sales
Total net revenues	$ 302,098,523	$ 176,097,737	$ 95,572,904
Total cost of revenue	(242,972,621)	(128,845,948)	(68,262,115)
Services
Total net revenues	27,381,393	22,917,299	2,664,665
Total cost of revenue	(14,458,453)	(11,307,514)	(861,932)
Round A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,018,493)	(1,559,285)
Round B Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,574,737)	$ (2,412,996)
Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value	$ (1,022,461)	$ (445,177)